UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     Greenhaven Associates, Inc.
          Three Manhattanville Road
          Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chris A. Wachenheim
Title:    Executive Vice President
Phone:    914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim             Purchase, NY             July 8, 2010
------------------------            -------------            ------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number               Name

------------------------           -----------------------------------
[Repeat as necessary.]

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
            COL 1                       COL 2      COL 3        COL4       COL 5              COL 6                 COL 7
----------------------------------------------------------------------------------------------------------------------------------
                                      TITLE OF                  VALUE    PRINCIPAL                 SHARED
                                        CLASS      CUSIP       ($000)     AMOUNT         SOLE      OTHER        SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                       COMMON    88579Y101     259,569   3,286,100     621,150   2,664,950     621,150   2,664,950
Agilent  Technologies, Inc. (A)        COMMON    00846U101     147,207   5,177,880     947,500   4,230,380     947,500   4,230,380
Air Products & Chemicals (APD)         COMMON    009158106     160,495   2,476,394     360,875   2,115,519     360,875   2,115,519
Baker Hughes Inc. (BHI)                COMMON    057224107     111,511   2,682,476     227,000   2,455,476     227,000   2,455,476
Becton Dickinson & Co (BDX)            COMMON    075887109     166,371   2,460,379     523,661   1,936,718     523,661   1,936,718
Devon Energy Corp (DVN)                COMMON    25179M103     254,066   4,170,483     938,600   3,231,883     938,600   3,231,883
Emerson Electric Company (EMR)         COMMON    291011104      58,868   1,347,400               1,347,400           -   1,347,400
EQT Corporation (EQT)                  COMMON    26884L109      95,340   2,638,067     545,000   2,093,067     545,000   2,093,067
FedEx Corp (FDX)                       COMMON    31428X106     228,315   3,256,532     702,500   2,554,032     702,500   2,554,032
Molex Inc.  (MOLX)                     COMMON    608554101      20,365   1,116,500     294,500     822,000     294,500     822,000
Molex Inc. - CL A  (MOLXA)             COMMON    608554200         844      54,601      20,000      34,601      20,000      34,601
Norfolk Southern Corp (NSC)            COMMON    655844108      22,262     419,650                 419,650           -     419,650
Pall Corp (PLL)                        COMMON    696429307     108,254   3,149,661     769,168   2,380,493     769,168   2,380,493
Perkinelmer, Inc. (PKI)                COMMON    714046109      34,134   1,651,400               1,651,400           -   1,651,400
Plains All Amer Pipeline LP (PAA)      COMMON    726503105       3,229      55,000       5,000      50,000       5,000      50,000
Praxair Inc. (PX)                      COMMON    74005P104      33,346     438,815       6,405     432,410       6,405     432,410
RHJ International (RHJIF)              COMMON    749561205      12,191   1,632,025   1,198,900     433,125   1,198,900     433,125
Rockwell Collins, Inc. (COL)           COMMON    774341101      71,987   1,354,913     140,500   1,214,413     140,500   1,214,413
Spirit Aerosystems (SPR)               COMMON    848574109      10,273     539,000                 539,000           -     539,000
Thermo Fisher Scientific (TMO)         COMMON    883556102      96,764   1,972,760     165,000   1,807,760     165,000   1,807,760
Union Pacific Corp (UNP)               COMMON    907818108     205,095   2,950,588     430,400   2,520,188     430,400   2,520,188
Williams Companies (WMB)               COMMON    969457100     141,515   7,741,525     737,500   7,004,025     737,500   7,004,025
Xerox Corp (XRX)                       COMMON    984121103      29,507   3,670,030               3,670,030           -   3,670,030
                                                             2,271,507